Employee Benefit Plans (Change in AOCI ) (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 CAD ($)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, January 1	$ 636
Balance, December 31	563
Pension Plan [Member] | Defined Benefit Plans Adjustment, Net Gain (Loss) Including Portion Attributable to Noncontrolling Interest [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, January 1	330
Amortized in current period, Net Actuarial Gain (Loss)	(38)
Current year addition to AOCI	(8)
Balance, December 31	284
Pension Plan [Member] | Accumulated Defined Benefit Plans Adjustment, Net Prior Service Including Portion Attributable to Noncontrolling Interest [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, January 1	(3)
Amortized in current period, Net Prior Service Cost (Credit)	0
Current year addition to AOCI	0
Balance, December 31	(3)
Pension Plan [Member] | Regulatory Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, January 1	309
Amortized in current period, Net Actuarial Gain (Loss)	(17)
Current year addition to AOCI	(10)
Balance, December 31	282
Non-pension Benefit Plans [Member
Defined Benefit Plan Disclosure [Line Items]
Balance, January 1	44
Balance, December 31	74
Non-pension Benefit Plans [Member | Defined Benefit Plans Adjustment, Net Gain (Loss) Including Portion Attributable to Noncontrolling Interest [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, January 1	15
Amortized in current period, Net Actuarial Gain (Loss)	(2)
Current year addition to AOCI	(2)
Balance, December 31	11
Non-pension Benefit Plans [Member | Accumulated Defined Benefit Plans Adjustment, Net Prior Service Including Portion Attributable to Noncontrolling Interest [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, January 1	(19)
Amortized in current period, Net Prior Service Cost (Credit)	8
Current year addition to AOCI	0
Balance, December 31	(11)
Non-pension Benefit Plans [Member | Regulatory Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, January 1	48
Amortized in current period, Net Actuarial Gain (Loss)	1
Current year addition to AOCI	25
Balance, December 31	$ 74